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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—96.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	92,307	$20,536,461
The Boeing Co.	70,528	24,993,008
United Technologies Corp.	73,637	10,162,642
		55,692,111
AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	123,333	32,372,446
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	55,783	12,964,159
PVH Corp.	141,961	22,015,312
		34,979,471
APPLICATION SOFTWARE—3.9%
Adobe Systems, Inc. *	168,661	33,691,721
Autodesk, Inc. *	314,293	36,338,557
salesforce. com, Inc. *	717,424	81,721,768
		151,752,046
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
BlackRock, Inc. , Cl. A	29,474	16,558,493
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	189,380	17,968,374
BIOTECHNOLOGY—4.3%
AbbVie, Inc.	311,656	34,974,036
ACADIA Pharmaceuticals, Inc. *	194,677	5,822,789
BioMarin Pharmaceutical, Inc. *	153,659	13,864,652
Celgene Corp. *	147,358	14,906,735
Clovis Oncology, Inc. *	64,781	3,919,251
Exact Sciences Corp. *	349,082	17,352,866
Sarepta Therapeutics, Inc. *	280,107	18,358,213
Vertex Pharmaceuticals, Inc. *	332,415	55,470,091
		164,668,633
BROADCASTING—0.4%
CBS Corp. , Cl. B	250,440	14,427,848
CABLE & SATELLITE—1.6%
Charter Communications, Inc. , Cl. A*	22,835	8,614,504
Comcast Corp. , Cl. A	1,253,453	53,309,356
		61,923,860
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc. *	37,471	5,915,547
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar, Inc.	124,811	20,316,735
CONSTRUCTION MATERIALS—1.1%
Vulcan Materials Co.	309,434	41,897,364
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Visa, Inc. , Cl. A	1,243,011	154,419,257

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.5% (CONT. )	SHARES	VALUE
DIVERSIFIED BANKS—3.7%
Bank of America Corp.	2,823,408	$90,349,056
Citigroup, Inc.	290,216	22,776,152
JPMorgan Chase & Co.	253,379	29,308,349
		142,433,557
DIVERSIFIED CHEMICALS—0.7%
DowDuPont, Inc.	341,922	25,842,465
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	115,012	19,373,771
ELECTRICAL COMPONENTS & EQUIPMENT—0.0%
Rockwell Automation, Inc.	9,067	1,788,828
FINANCIAL EXCHANGES & DATA—1.9%
Intercontinental Exchange, Inc.	626,652	46,271,984
S&P Global, Inc.	139,378	25,241,356
		71,513,340
HEALTH CARE EQUIPMENT—3.0%
Boston Scientific Corp. *	891,130	24,915,995
Danaher Corp.	466,567	47,253,906
Intuitive Surgical, Inc.	26,306	11,355,511
Medtronic PLC.	226,972	19,494,625
Zimmer Biomet Holdings, Inc.	76,459	9,719,468
		112,739,505
HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc. *	185,615	23,565,680
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	468,551	94,131,896
HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd. *	398,100	24,180,594
HOUSEWARES & SPECIALTIES—0.3%
Newell Brands, Inc.	475,134	12,562,543
HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	339,176	36,156,162
INDUSTRIAL CONGLOMERATES—2.7%
Honeywell International, Inc.	655,196	104,615,145
INDUSTRIAL GASES—1.4%
Air Products & Chemicals, Inc.	323,254	54,426,276
INDUSTRIAL MACHINERY—1.3%
Stanley Black & Decker, Inc.	297,154	49,395,909
INTERNET & DIRECT MARKETING RETAIL—10.2%
Amazon. com, Inc. *	243,079	352,680,890
Netflix, Inc. *	146,699	39,652,740
		392,333,630
INTERNET SOFTWARE & SERVICES—14.3%
Alibaba Group Holding Ltd. #*	509,838	104,154,805
Alphabet, Inc. , Cl. C*	176,917	206,982,275

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.5% (CONT. )	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—14.3% (CONT. )
Altaba, Inc. *	526,172	$42,030,619
Facebook, Inc. , Cl. A*	1,044,353	195,179,132
Palantir Technologies, Inc. , Cl. A*,@,(a)	239,030	1,374,423
		549,721,254
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	730,801	41,326,796
IT CONSULTING & OTHER SERVICES—0.6%
Cognizant Technology Solutions Corp. , Cl. A	279,816	21,820,052
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	89,686	19,601,772
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc. *	91,302	21,240,497
MANAGED HEALTH CARE—3.5%
Aetna, Inc.	113,052	21,120,375
UnitedHealth Group, Inc.	477,740	113,119,277
		134,239,652
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Co.	498,436	26,766,013
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Pioneer Natural Resources Co.	222,580	40,712,108
PAPER PACKAGING—0.4%
International Paper Co.	258,991	16,280,174
PHARMACEUTICALS—0.3%
Bristol-Myers Squibb Co.	180,707	11,312,258
PROPERTY & CASUALTY INSURANCE—0.2%
The Progressive Corp.	158,397	8,569,278
RAILROADS—1.0%
Union Pacific Corp.	273,219	36,474,737
RESTAURANTS—1.1%
McDonald's Corp.	250,101	42,802,285
SEMICONDUCTOR EQUIPMENT—1.3%
Applied Materials, Inc.	965,623	51,786,361
SEMICONDUCTORS—5.0%
Broadcom Ltd.	349,013	86,565,694
Cavium, Inc. *	182,210	16,176,604
Microchip Technology, Inc.	525,271	50,016,305
Micron Technology, Inc. *	435,296	19,031,141
NVIDIA Corp.	79,523	19,546,753
		191,336,497
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	104,548	43,608,016
SYSTEMS SOFTWARE—7.8%
Microsoft Corp.	2,652,041	251,970,415
Red Hat, Inc. *	144,057	18,926,209

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.5% (CONT. )	SHARES	VALUE
SYSTEMS SOFTWARE—7.8% (CONT. )
ServiceNow, Inc. *	181,296	$26,989,535
VMware, Inc. , Cl. A*	28,185	3,489,021
		301,375,180
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.	1,014,545	169,865,269
TOBACCO—0.3%
Philip Morris International, Inc.	122,107	13,093,534
TRADING COMPANIES & DISTRIBUTORS—0.5%
HD Supply Holdings, Inc. *	143,539	5,582,232
United Rentals, Inc. *	71,226	12,899,741
		18,481,973
WIRELESS TELECOMMUNICATION SERVICES—0.3%
T-Mobile US, Inc. *	196,309	12,779,716
TOTAL COMMON STOCKS
(Cost $2,431,524,202)		3,711,144,908
PREFERRED STOCKS—0.3%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc. , Cl. B*,@,(a)	974,841	5,605,336
Palantir Technologies, Inc. , Cl. D*,@,(a)	127,007	730,290
		6,335,626
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	111,655	6,412,347
TOTAL PREFERRED STOCKS
(Cost $10,892,407)		12,747,973
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	788,445	28,817,665
(Cost $21,520,217)		28,817,665
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	197,092	22,226,065
Equinix, Inc.	122,903	55,944,216
		78,170,281
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $69,520,498)		78,170,281
Total Investments
(Cost $2,533,457,324)	99.6%	$3,830,880,827
Unaffiliated Securities (Cost $2,533,457,324)		3,830,880,827
Other Assets in Excess of Liabilities	0.4%	14,105,243
NET ASSETS	100.0%	$3,844,986,070

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$3,616,505	0.14%	$6,412,347	0.17%
Palantir Technologies, Inc. , Cl. A	10/07/14	1,555,368	0.05%	1,374,423	0.04%
Palantir Technologies, Inc. , Cl. B	10/07/14	6,437,297	0.22%	5,605,336	0.14%
Palantir Technologies, Inc. , Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$14,122,396	0.37%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—91.1%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—1.5%
FedEx Corp.	5,617	$1,474,350
XPO Logistics, Inc. *	10,091	952,994
		2,427,344
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
PVH Corp.	11,103	1,721,853
APPLICATION SOFTWARE—4.6%
Adobe Systems, Inc. *	6,120	1,222,531
Autodesk, Inc. *	17,670	2,043,005
salesforce. com, Inc. *	36,175	4,120,694
		7,386,230
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
BlackRock, Inc. , Cl. A	1,831	1,028,656
BIOTECHNOLOGY—3.0%
Exact Sciences Corp. *	15,861	788,450
Sarepta Therapeutics, Inc. *	21,158	1,386,695
Vertex Pharmaceuticals, Inc. *	15,797	2,636,046
		4,811,191
BUILDING PRODUCTS—2.1%
Fortune Brands Home & Security, Inc.	47,806	3,390,880
CABLE & SATELLITE—1.4%
Comcast Corp. , Cl. A	53,158	2,260,810
CONSTRUCTION & ENGINEERING—0.5%
Dycom Industries, Inc. *	7,439	868,206
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar, Inc.	5,575	907,498
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc. , Cl. A	51,248	6,366,539
DIVERSIFIED BANKS—4.7%
Bank of America Corp.	236,121	7,555,872
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	6,186	1,042,032
FINANCIAL EXCHANGES & DATA—1.5%
Intercontinental Exchange, Inc.	32,486	2,398,766
HEALTH CARE EQUIPMENT—3.5%
Boston Scientific Corp. *	57,033	1,594,643
Danaher Corp.	28,938	2,930,841
DexCom, Inc. *	18,650	1,085,430
		5,610,914
HOME ENTERTAINMENT SOFTWARE—0.5%
Electronic Arts, Inc. *	6,542	830,572
HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	21,521	4,323,569
INDUSTRIAL CONGLOMERATES—3.5%
Honeywell International, Inc.	35,413	5,654,394

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—91.1% (CONT. )	SHARES	VALUE
INDUSTRIAL GASES—1.8%
Air Products & Chemicals, Inc.	17,702	$2,980,486
INDUSTRIAL MACHINERY—1.4%
Stanley Black & Decker, Inc.	13,629	2,265,549
INTERNET & DIRECT MARKETING RETAIL—10.0%
Amazon. com, Inc. *	10,175	14,762,806
Netflix, Inc. *	5,373	1,452,322
		16,215,128
INTERNET SOFTWARE & SERVICES—14.0%
Alibaba Group Holding Ltd. #*	26,958	5,507,250
Alphabet, Inc. , Cl. C*	6,891	8,062,056
Facebook, Inc. , Cl. A*	48,775	9,115,560
		22,684,866
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	39,581	2,238,306
LEISURE FACILITIES—1.5%
Vail Resorts, Inc.	11,114	2,429,076
MANAGED HEALTH CARE—2.9%
UnitedHealth Group, Inc.	20,087	4,756,200
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Co.	24,956	1,340,137
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Pioneer Natural Resources Co.	9,552	1,747,156
PAPER PACKAGING—0.5%
International Paper Co.	13,497	848,421
SEMICONDUCTOR EQUIPMENT—1.7%
Applied Materials, Inc.	52,017	2,789,672
SEMICONDUCTORS—4.9%
Broadcom Ltd.	16,754	4,155,495
Marvell Technology Group Ltd.	55,582	1,296,728
Microchip Technology, Inc.	25,974	2,473,244
		7,925,467
SPECIALIZED CONSUMER SERVICES—1.2%
ServiceMaster Global Holdings, Inc. *	36,687	1,934,138
SYSTEMS SOFTWARE—7.4%
Microsoft Corp.	111,985	10,639,695
ServiceNow, Inc. *	8,966	1,334,768
		11,974,463
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Apple, Inc.	40,975	6,860,444
TOTAL COMMON STOCKS
(Cost $113,208,274)		147,574,835

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	76,825	$239,694
(Cost $345,713)		239,694
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	31,641	1,156,478
(Cost $981,618)		1,156,478
REAL ESTATE INVESTMENT TRUST—3.6%	SHARES	VALUE
SPECIALIZED—3.6%
Equinix, Inc.	8,146	3,707,978
SBA Communications Corp. , Cl. A*	12,408	2,165,196
		5,873,174
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,633,447)		5,873,174
Total Investments
(Cost $120,169,052)	95.6%	$154,844,181
Affiliated Securities (Cost $345,713)		239,694
Unaffiliated Securities (Cost $119,823,339)		154,604,487
Other Assets in Excess of Liabilities	4.4%	7,093,070
NET ASSETS	100.0%	$161,937,251

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
(b) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Prosetta Biosciences, Inc. , Series D	02/06/15	$345,713	0.80%	$239,694	0.15%
Total				$239,694	0.15%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—92.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
HEICO Corp.	18,833	$1,512,667
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc. *	6,963	657,586
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Michael Kors Holdings Ltd. *	11,428	754,248
PVH Corp.	8,805	1,365,480
		2,119,728
APPAREL RETAIL—2.0%
Burlington Stores, Inc. *	7,917	963,578
Ross Stores, Inc.	16,001	1,318,322
		2,281,900
APPLICATION SOFTWARE—3.9%
Autodesk, Inc. *	14,722	1,702,158
Paylocity Holding Corp. *	20,773	1,086,220
Splunk, Inc. *	12,064	1,114,352
Workday, Inc. , Cl. A*	4,445	532,911
		4,435,641
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	98,618	1,142,983
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC.	10,153	963,317
Delphi Technologies PLC. *	3,384	186,898
		1,150,215
AUTOMOTIVE RETAIL—0.9%
AutoZone, Inc. *	1,395	1,067,789
BIOTECHNOLOGY—6.0%
Agios Pharmaceuticals, Inc. *	2,944	231,869
BeiGene Ltd. #*	1,949	264,577
BioMarin Pharmaceutical, Inc. *	7,298	658,498
Bluebird Bio, Inc. *	5,905	1,209,934
Clovis Oncology, Inc. *	12,338	746,449
Exact Sciences Corp. *	15,121	751,665
Halozyme Therapeutics, Inc. *	15,653	292,398
Immunomedics, Inc. *	19,451	324,248
Incyte Corp. *	2,004	180,941
Neurocrine Biosciences, Inc. *	6,074	519,145
Sage Therapeutics, Inc. *	1,928	365,934
Sarepta Therapeutics, Inc. *	14,670	961,472
TESARO, Inc. *	5,962	402,197
		6,909,327
BUILDING PRODUCTS—2.5%
Fortune Brands Home & Security, Inc.	21,272	1,508,823
Lennox International, Inc.	6,426	1,400,290
		2,909,113
CASINOS & GAMING—0.2%
Wynn Resorts Ltd.	1,671	276,701

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—1.2%
Palo Alto Networks, Inc. *	8,773	$1,384,993
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
WABCO Holdings, Inc. *	7,539	1,163,946
CONSTRUCTION MATERIALS—1.6%
Vulcan Materials Co.	13,735	1,859,719
CONSUMER FINANCE—0.3%
LendingClub Corp. *	97,506	356,872
DATA PROCESSING & OUTSOURCED SERVICES—5.4%
Alliance Data Systems Corp.	4,211	1,080,795
Fiserv, Inc. *	9,833	1,384,880
FleetCor Technologies, Inc. *	4,917	1,044,862
GDS Holdings Ltd. #*	12,406	354,067
Total System Services, Inc.	6,910	614,023
WNS Holdings Ltd. #*	16,941	753,197
Worldpay, Inc. , Cl. A*	11,889	954,805
		6,186,629
DISTRIBUTORS—1.0%
LKQ Corp. *	26,008	1,093,116
DIVERSIFIED SUPPORT SERVICES—1.4%
Cintas Corp.	9,585	1,614,593
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
AMETEK, Inc.	7,263	554,167
Hubbell, Inc. , Cl. B	9,600	1,305,120
Rockwell Automation, Inc.	5,271	1,039,916
		2,899,203
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	5,717	911,290
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Cognex Corp.	5,884	366,985
Coherent, Inc. *	4,967	1,289,036
Trimble, Inc. *	33,289	1,468,045
		3,124,066
FINANCIAL EXCHANGES & DATA—2.2%
Intercontinental Exchange, Inc.	11,032	814,603
MarketAxess Holdings, Inc.	5,808	1,139,588
S&P Global, Inc.	3,229	584,772
		2,538,963
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc. *	10,166	1,169,090
HEALTH CARE EQUIPMENT—5.7%
ABIOMED, Inc. *	7,723	1,814,905
DexCom, Inc. *	7,802	454,076
Edwards Lifesciences Corp. *	3,316	419,739
IDEXX Laboratories, Inc. *	5,202	972,982
Insulet Corp. *	20,184	1,544,682

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—5.7% (CONT. )
Masimo Corp. *	7,938	$748,077
Teleflex, Inc.	423	117,488
Zimmer Biomet Holdings, Inc.	3,619	460,047
		6,531,996
HEALTH CARE SUPPLIES—1.2%
Align Technology, Inc. *	5,279	1,383,098
HEALTH CARE TECHNOLOGY—1.3%
Medidata Solutions, Inc. *	10,102	688,047
Veeva Systems, Inc. , Cl. A*	11,894	747,657
		1,435,704
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc. *	9,961	1,264,649
HOME FURNISHINGS—0.6%
Mohawk Industries, Inc. *	2,512	706,023
HOMEBUILDING—0.6%
Lennar Corp. , Cl. A	11,347	711,003
Lennar Corp. , Cl. B	226	11,445
		722,448
HOTELS RESORTS & CRUISE LINES—2.3%
Extended Stay America, Inc.	64,521	1,305,260
Norwegian Cruise Line Holdings Ltd. *	22,329	1,356,263
		2,661,523
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co. , Inc.	16,291	795,815
INDUSTRIAL CONGLOMERATES—1.8%
Roper Technologies, Inc.	7,272	2,040,451
INDUSTRIAL MACHINERY—3.2%
Fortive Corp.	14,374	1,092,712
Parker-Hannifin Corp.	4,399	886,047
Stanley Black & Decker, Inc.	7,370	1,225,115
Welbilt, Inc. *	22,221	495,528
		3,699,402
INTERNET & DIRECT MARKETING RETAIL—0.5%
Expedia, Inc.	4,497	575,661
INTERNET SOFTWARE & SERVICES—1.2%
LogMeIn, Inc.	4,136	520,309
Match Group, Inc. *	22,427	783,599
Palantir Technologies, Inc. , Cl. A*,@,(a)	12,426	71,450
		1,375,358
IT CONSULTING & OTHER SERVICES—2.3%
EPAM Systems, Inc. *	11,898	1,397,777
Gartner, Inc. *	8,664	1,202,043
		2,599,820
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	6,307	1,378,458

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—3.0%
Agilent Technologies, Inc.	11,119	$816,468
Illumina, Inc. *	6,729	1,565,435
Mettler-Toledo International, Inc. *	1,140	769,796
PRA Health Sciences, Inc. *	2,907	264,711
		3,416,410
MANAGED HEALTH CARE—0.4%
WellCare Health Plans, Inc. *	2,135	449,161
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	24,266	928,902
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Encana Corp.	75,586	935,755
PACKAGED FOODS & MEATS—0.5%
Pinnacle Foods, Inc.	8,548	529,463
PAPER PACKAGING—0.9%
International Paper Co.	17,091	1,074,340
PHARMACEUTICALS—2.0%
Aerie Pharmaceuticals, Inc. *	16,369	897,840
GW Pharmaceuticals PLC. #*	4,651	642,443
Zoetis, Inc. , Cl. A	10,379	796,381
		2,336,664
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	23,265	1,258,636
RAILROADS—0.4%
Kansas City Southern	3,729	421,862
REGIONAL BANKS—2.0%
Citizens Financial Group, Inc.	14,134	648,751
Regions Financial Corp.	80,829	1,554,342
		2,203,093
RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting, Inc. *	12,208	530,682
RESTAURANTS—1.2%
Dunkin' Brands Group, Inc.	9,657	624,325
Restaurant Brands International, Inc.	12,746	769,731
		1,394,056
SEMICONDUCTOR EQUIPMENT—2.1%
Lam Research Corp.	12,627	2,418,323
SEMICONDUCTORS—3.9%
Cavium, Inc. *	10,162	902,182
Marvell Technology Group Ltd.	24,059	561,296
Microchip Technology, Inc.	19,857	1,890,784
Skyworks Solutions, Inc.	11,071	1,076,212
		4,430,474
SPECIALIZED CONSUMER SERVICES—1.0%
ServiceMaster Global Holdings, Inc. *	21,507	1,133,849

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
SPECIALTY STORES—0.5%
Ulta Beauty, Inc. *	2,523	$560,358
SYSTEMS SOFTWARE—3.8%
Proofpoint, Inc. *	11,539	1,177,209
Red Hat, Inc. *	12,966	1,703,473
ServiceNow, Inc. *	9,783	1,456,395
		4,337,077
TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc. *	6,226	1,127,591
TRUCKING—0.6%
Old Dominion Freight Line, Inc.	4,322	632,957
TOTAL COMMON STOCKS
(Cost $93,632,654)		106,056,189
PREFERRED STOCKS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	166,009	517,948
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc. , Cl. B*,@,(a)	50,675	291,381
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	7,588	435,779
TOTAL PREFERRED STOCKS
(Cost $1,327,444)		1,245,108
RIGHTS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—1.1%
Tolero CDR*,@,(a),(c)	422,928	1,209,684
(Cost $226,186)		1,209,684
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
SPECIALIZED—2.1%
CyrusOne, Inc.	19,252	1,110,647
SBA Communications Corp. , Cl. A*	7,324	1,278,038
		2,388,685
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,003,772)		2,388,685
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(a)	240,362	290,165
(Cost $240,362)		290,165
Total Investments
(Cost $97,430,418)	97.1%	$111,189,831
Affiliated Securities (Cost $747,040)		517,948
Unaffiliated Securities (Cost $96,683,378)		110,671,883
Other Assets in Excess of Liabilities	2.9%	3,306,080
NET ASSETS	100.0%	$114,495,911

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$245,775	0.14%	$435,779	0.38%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	290,165	0.25%
Palantir Technologies, Inc. , Cl. A	10/07/14	80,856	0.05%	71,450	0.06%
Palantir Technologies, Inc. , Cl. B	10/07/14	334,629	0.22%	291,381	0.26%
Prosetta Biosciences, Inc. , Series D	02/06/15	747,040	0.50%	517,948	0.45%
Tolero CDR	02/06/17	226,186	0.23%	1,209,684	1.06%
Total				$2,816,407	2.46%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—96.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.1%
Hexcel Corp.	33,023	$2,257,122
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Canada Goose Holdings, Inc. *	49,478	1,778,239
APPAREL RETAIL—0.4%
Burlington Stores, Inc. *	7,413	902,236
APPLICATION SOFTWARE—14.2%
ACI Worldwide, Inc. *	141,452	3,315,635
Blackbaud, Inc.	57,828	5,541,079
Ellie Mae, Inc. *	18,144	1,696,464
Everbridge, Inc. *	36,827	1,188,776
Guidewire Software, Inc. *	35,163	2,793,700
HubSpot, Inc. *	30,364	2,946,826
Manhattan Associates, Inc. *	58,987	3,115,693
Paycom Software, Inc. *	26,648	2,442,023
Tyler Technologies, Inc. *	31,506	6,348,774
		29,388,970
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
WisdomTree Investments, Inc.	357,572	4,144,259
BIOTECHNOLOGY—4.2%
ACADIA Pharmaceuticals, Inc. *	63,766	1,907,241
Bluebird Bio, Inc. *	5,751	1,178,380
CareDx, Inc. *	109,749	658,494
Clovis Oncology, Inc. *	12,775	772,888
Exact Sciences Corp. *	29,021	1,442,634
Halozyme Therapeutics, Inc. *	76,064	1,420,875
Sarepta Therapeutics, Inc. *	18,568	1,216,947
		8,597,459
BREWERS—0.4%
Craft Brew Alliance, Inc. *	41,955	811,829
COMMUNICATIONS EQUIPMENT—0.6%
Lumentum Holdings, Inc. *	26,128	1,209,726
CONSUMER FINANCE—1.2%
LendingClub Corp. *	691,201	2,529,796
ELECTRONIC COMPONENTS—1.6%
Dolby Laboratories, Inc. , Cl. A	28,870	1,857,496
Universal Display Corp.	9,252	1,474,769
		3,332,265
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.7%
Cognex Corp.	115,669	7,214,276
FLIR Systems, Inc.	49,228	2,520,966
		9,735,242
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	5,668	1,112,118
GENERAL MERCHANDISE STORES—0.4%
Ollie's Bargain Outlet Holdings, Inc. *	14,788	821,473

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—13.8%
Abaxis, Inc.	61,831	$4,430,191
ABIOMED, Inc. *	27,475	6,456,625
Cantel Medical Corp.	64,690	7,176,062
Cardiovascular Systems, Inc. *	32,728	808,709
DexCom, Inc. *	23,230	1,351,986
Inogen, Inc. *	28,236	3,440,274
Insulet Corp. *	62,541	4,786,263
		28,450,110
HEALTH CARE SUPPLIES—7.4%
Neogen Corp.	96,146	5,675,498
OraSure Technologies, Inc. *	101,954	2,218,519
Quidel Corp. *	160,205	7,334,185
		15,228,202
HEALTH CARE TECHNOLOGY—6.8%
Medidata Solutions, Inc. *	73,361	4,996,618
Veeva Systems, Inc. , Cl. A*	83,579	5,253,776
Vocera Communications, Inc. *	131,957	3,866,340
		14,116,734
HOME ENTERTAINMENT SOFTWARE—3.8%
Take-Two Interactive Software, Inc. *	61,367	7,773,358
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
WageWorks, Inc. *	65,739	3,980,496
INDUSTRIAL MACHINERY—2.7%
DMC Global, Inc.	38,091	872,284
Sun Hydraulics Corp.	74,919	4,650,971
		5,523,255
INTERNET & DIRECT MARKETING RETAIL—0.3%
Despegar. com Corp. *	17,555	534,550
INTERNET SOFTWARE & SERVICES—4.2%
Apptio, Inc. , Cl. A*	33,173	847,570
Cornerstone OnDemand, Inc. *	22,420	922,135
NIC, Inc.	81,940	1,360,204
Q2 Holdings, Inc. *	49,426	2,093,191
Shopify, Inc. , Cl. A*	16,996	2,174,128
SPS Commerce, Inc. *	23,385	1,230,051
		8,627,279
IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV*	47,251	2,965,000
LEISURE FACILITIES—1.3%
Planet Fitness, Inc. , Cl. A*	79,021	2,667,749
LIFE SCIENCES TOOLS & SERVICES—4.1%
Bio-Techne Corp.	40,033	5,616,230
PRA Health Sciences, Inc. *	31,490	2,867,479
		8,483,709
MANAGED HEALTH CARE—0.9%
HealthEquity, Inc. *	36,496	1,847,428

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT. )	SHARES	VALUE
MOVIES & ENTERTAINMENT—3.5%
Lions Gate Entertainment Corp. , Cl. A*	89,814	$3,039,306
Lions Gate Entertainment Corp. , Cl. B*	94,635	3,028,320
Live Nation Entertainment, Inc. *	25,475	1,147,903
		7,215,529
OIL & GAS EQUIPMENT & SERVICES—0.6%
RPC, Inc.	65,617	1,325,463
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Parsley Energy, Inc. , Cl. A*	65,201	1,538,744
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	68,553	1,409,450
PHARMACEUTICALS—0.9%
Aerie Pharmaceuticals, Inc. *	35,295	1,935,931
RESTAURANTS—2.2%
Shake Shack, Inc. , Cl. A*	34,251	1,497,111
Wingstop, Inc.	62,719	3,033,091
		4,530,202
SEMICONDUCTORS—2.1%
Cavium, Inc. *	18,527	1,644,827
Microsemi Corp. *	44,761	2,765,782
		4,410,609
SPECIALTY CHEMICALS—1.5%
Balchem Corp.	38,068	3,007,372
SPECIALTY STORES—0.6%
Five Below, Inc. *	17,717	1,150,365
SYSTEMS SOFTWARE—2.4%
Proofpoint, Inc. *	47,942	4,891,043
TOTAL COMMON STOCKS
(Cost $127,589,298)		198,233,312
PREFERRED STOCKS—1.3%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	133,263	415,781
PHARMACEUTICALS—1.1%
Intarcia Therapeutics, Inc. , Series DD*,@,(b)	41,238	2,368,298
TOTAL PREFERRED STOCKS
(Cost $1,935,383)		2,784,079
RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Dyax Corp. *,@,(b)	21,650	61,486
Neuralstem, Inc. Strike Price: 47.61, 1/8/19*,(b)	19,260	–
Tolero CDR*,@,(b),(c)	528,559	1,511,816
		1,573,302
TOTAL RIGHTS
(Cost $285,725)		1,573,302

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
CyrusOne, Inc.	30,740	$1,773,391
(Cost $1,026,349)		1,773,391
SPECIAL PURPOSE VEHICLE—0.4%	SHARES	VALUE
CONSUMER FINANCE—0.4%
JS Kred SPV I, LLC. *,@,(b)	775,134	935,742
(Cost $775,134)		935,742
Total Investments
(Cost $131,611,889)	99.4%	$205,299,826
Affiliated Securities (Cost $599,684)		415,781
Unaffiliated Securities (Cost $131,012,205)		204,884,045
Other Assets in Excess of Liabilities	0.6%	1,159,903
NET ASSETS	100.0%	$206,459,729

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
(b) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Dyax Corp. Rights	05/01/15	$0	0.00%	$37,488	0.02%
Dyax Corp. Rights	08/14/15	0	0.00%	23,998	0.01%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	1,335,699	0.15%	2,368,298	1.14%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	935,742	0.45%
Prosetta Biosciences, Inc. , Series D	02/06/15	599,684	0.10%	415,781	0.20%
Tolero CDR	02/06/17	285,725	0.16%	1,511,816	0.73%
Total				$5,293,123	2.55%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and
Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the
Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets) to a share class.

Alger Capital Appreciation Institutional Fund and Alger Capital Appreciation Focus Fund
started offering Class Y shares on February 28, 2017.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New
York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Standard Time).
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable)
are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level
1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional
Level 2 inputs include an evaluated price which is based upon a compilation of observable

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market information such as spreads for fixed income and preferred securities. Inputs for
Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements
The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$714,912,273	$701,948,114	$12,964,159		—
Consumer Staples	49,249,695	49,249,695		—	—
Energy	67,478,121	67,478,121		—	—
Financials	280,401,464	280,401,464		—	—
Health Care	444,200,545	444,200,545		—	—
Industrials	338,511,655	338,511,655		—	—
Information Technology	1,621,557,144	1,620,182,721		—	$1,374,423
Materials	182,054,295	182,054,295		—	—
Telecommunication Services	12,779,716	12,779,716		—	—
TOTAL COMMON STOCKS	$3,711,144,908	$3,696,806,326	$12,964,159		$1,374,423
MASTER LIMITED PARTNERSHIP
Financials	28,817,665	28,817,665		—	—
PREFERRED STOCKS
Health Care	6,412,347	—		—	6,412,347
Information Technology	6,335,626	—		—	6,335,626
TOTAL PREFERRED STOCKS	$12,747,973	—		—	$12,747,973
REAL ESTATE INVESTMENT TRUST
Real Estate	78,170,281	78,170,281		—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,830,880,827	$3,803,794,272	$12,964,159		$14,122,396

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$28,884,574	$28,884,574	—		—
Energy	3,087,293	3,087,293	—		—
Financials	13,221,600	13,221,600	—		—
Health Care	15,178,305	15,178,305	—		—
Industrials	16,555,903	16,555,903	—		—
Information Technology	66,818,253	66,818,253	—		—
Materials	3,828,907	3,828,907	—		—
TOTAL COMMON STOCKS	$147,574,835	$147,574,835	—		—
MASTER LIMITED PARTNERSHIP
Financials	1,156,478	1,156,478	—		—
PREFERRED STOCKS
Health Care	239,694	—	—		$239,694
REAL ESTATE INVESTMENT TRUST
Real Estate	5,873,174	5,873,174	—		—
TOTAL INVESTMENTS IN
SECURITIES	$154,844,181	$154,604,487	—		$239,694

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$18,290,915	$18,290,915	—		—
Consumer Staples	1,325,278	1,325,278	—		—
Energy	935,755	935,755	—		—
Financials	7,500,546	7,500,546	—		—
Health Care	22,462,362	22,462,362	—		—
Industrials	19,210,050	19,210,050	—		—
Information Technology	32,468,321	32,396,871	—		$71,450
Materials	3,862,962	3,862,962	—		—
TOTAL COMMON STOCKS	$106,056,189	$105,984,739	—		$71,450
PREFERRED STOCKS
Health Care	953,727	—	—		953,727
Information Technology	291,381	—	—		291,381
TOTAL PREFERRED STOCKS	$1,245,108	—	—		$1,245,108
REAL ESTATE INVESTMENT TRUST
Real Estate	2,388,685	2,388,685	—		—
RIGHTS
Health Care	1,209,684	—	—		1,209,684
SPECIAL PURPOSE VEHICLE
Financials	290,165	—	—		290,165
TOTAL INVESTMENTS IN
SECURITIES	$111,189,831	$108,373,424	—		$2,816,407
Escrow Receivable	$486,113	—	$486,113	*	—

* Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero
Pharmaceuticals, Inc.

Alger Small Cap Growth
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$19,600,344	$19,600,344	—		—
Consumer Staples	2,221,279	2,221,279	—		—
Energy	2,864,207	2,864,207	—		—
Financials	7,786,173	7,786,173	—		—
Health Care	78,659,571	78,659,571	—		—
Industrials	11,760,874	11,760,874	—		—
Information Technology	72,333,492	72,333,492	—		—
Materials	3,007,372	3,007,372	—		—
TOTAL COMMON STOCKS	$198,233,312	$198,233,312	—		—
PREFERRED STOCKS
Health Care	2,784,079	—	—		$2,784,079
REAL ESTATE INVESTMENT TRUST
Real Estate	1,773,391	$1,773,391	—		—
RIGHTS
Health Care	1,573,302	—	—		1,573,302
SPECIAL PURPOSE VEHICLE
Financials	935,742	—	—		935,742
TOTAL INVESTMENTS IN
SECURITIES	$205,299,826	$200,006,703	—		$5,293,123
Escrow Receivable	$607,526	—	$607,526	*	—

* Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero
Pharmaceuticals, Inc.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE
	MEASUREMENTS
	USING
	SIGNIFICANT
	UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2017	$1,374,423	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(36,151)
Included in net change in unrealized appreciation (depreciation) on investments	36,151
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	1,374,423
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Capital Appreciation Institutional Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(575)
Included in net change in unrealized appreciation (depreciation) on investments	575
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$12,747,973	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,359,928)
Included in net change in unrealized appreciation (depreciation) on investments	2,359,928
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	12,747,973
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(574,087)
Included in net change in unrealized appreciation (depreciation) on investments	574,087
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2017	$239,694
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	239,694
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2017	$71,450 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,590)
Included in net change in unrealized appreciation (depreciation) on investments	2,590
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	71,450
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Mid Cap Growth Institutional Fund	Corporate Bonds
Opening balance at November 1, 2017	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(17)
Included in net change in unrealized appreciation (depreciation) on investments	17
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$1,283,070 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(155,739)
Included in net change in unrealized appreciation (depreciation) on investments	154,088
Purchases and sales
Purchases	—
Sales	(36,311)
Closing balance at January 31, 2018	1,245,108
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2017	$1,207,798
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,886
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	1,209,684
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$1,886

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2017	$290,165
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	290,165
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Mid Cap Growth Institutional Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(17,111)
Included in net change in unrealized appreciation (depreciation) on investments	17,111
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$2,784,079
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	2,784,079
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2017	$1,570,945
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,357
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	1,573,302
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$2,357

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2017	$935,742
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	935,742
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

* Includes securities that are fair valued at $0.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value
	January 31,	Valuation	Unobservable		Weighted Average
	2018	Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,374,423	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	12,747,973	Market	Time to Exit	2 years	N/A
		Approach	Volatility	77.9%
			Market Quotation	N/A*

Alger Capital Appreciation Focus Fund
Preferred Stocks	$239,694	Income	Discount Rate	40%-44%	N/A
		Approach

Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	517,948	Income	Discount Rate	40%-44%	N/A
		Approach
Preferred Stocks	727,160	Market	Time to Exit	2 years	N/A
		Approach	Volatility	77.9%
			Market Quotation	N/A*	N/A
Special Purpose Vehicle	290,165	Market	Revenue Multiple	3.1x-4.5x	N/A
		Approach
Rights	1,209,684	Income	Discount Rate	5.52%-30.72%	N/A
		Approach

Alger Small Cap Growth Institutional Fund
Preferred Stocks	415,781	Income	Discount Rate	40%-44%	N/A
		Approach
Preferred Stocks	2,368,298	Market	Time to Exit	2 years	N/A
		Approach	Volatility	77.9%
Special Purpose Vehicle	935,742	Market	Revenue Multiple	3.1x-4.5x	N/A
		Approach
Rights	1,573,302	Income	Discount Rate	2.05%-30.72%	17.31%
		Approach

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at January 31, 2018.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above.

On January 31, 2018, there were no transfers of securities between Level 1, Level 2 and
Level 3.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2018, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$28,683,930	—	$28,683,930	—
Alger Capital Appreciation Focus Fund	6,775,064	—	6,775,064	—
Alger Mid Cap Growth Institutional Fund	3,158,062	—	3,158,062	—
Alger Small Cap Growth Institutional Fund	345,242	—	345,242	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash
fÿÿÿÿlows from the sale of options.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments throughout the period or as of January 31, 2018.

NOTE 5 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream, Inc. *	124,658	–	(124,658	)*	–	–	$(36,151)	$36,151	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	1,074,935	–	(1,074,935	)*	–	–	(859,605)	859,605	–
Choicestream, Inc. ,
Series B*	2,500,538	–	(2,500,538	)*	–	–	(1,500,323)	1,500,323	–
Warrants
Choicestream, Inc. ,
6/22/26*	574,662	–	(574,662	)*	–	–	(574,087)	574,087	–
Corporate Bonds
Choicestream, Inc. ,
11.00%, 8/05/18*	574,662	–	(574,662	)*	–	–	(575)	575	–
Total						–	$(2,970,741)	$2,970,741	–

* The company was dissolved on December 20, 2017.

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	76,825	–	–		76,825	–	–	–	$ 239,694
Total						–	–	–	$ 239,694

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc. *	8,930	–	(8,930	)*	–	–	$(2,590)	$2,590	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	77,008	–	(77,008	)*	–	–	(61,582)	61,582	–
Choicestream, Inc. ,
Series B*	144,793	–	(144,793	)*	–	–	(86,876)	86,876	–
Prosetta Biosciences,
Inc. , Series D	166,009	–	–		166,009	–	–	–	$517,948
Warrants
Choicestream, Inc. ,
6/22/26*	17,128	–	(17,128	)*	–	–	(17,111)	17,111	–
Corporate Bonds
Choicestream, Inc. *	17,128	–	(17,128	)*	–	–	(17)	17	–
Total						–	$(168,176)	$168,175	$517,948

* The company was dissolved on December 20, 2017.

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	133,263	–	–		133,263	–	–	–	$415,781
Total						–	–	–	$415,781

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 22, 2018